Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital
26.	Share Capital

On October 31, 2010, the same date of the Re-organization, the shareholders and Board of Directors of the Company approved certain resolutions which became effective upon the closing of the Company’s Qualified IPO as follows:

(1)	The ordinary share capital of the Company will be divided into (i) 300,000,000 Class A Ordinary Shares with a par value of US$0.00001 each (the “Class A Ordinary Shares”), (ii) 300,000,000 Class B Ordinary Shares with a par value of US$0.00001 each (the “Class B Ordinary Shares”). In March 2011, the number of authorized Class A Ordinary Shares increased from 300,000,000 to 470,000,000;

(2)	Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares;

(3)	All the then currently issued and outstanding 41,408,340 Series A Preferred Shares and 69,557,840 Series B Preferred Shares (Note 16) would be converted into Class B Ordinary Shares in accordance to the conversion rights; and

(4)	All of the then currently issued and outstanding 71,526,320 ordinary shares would be re-designated as Class B Ordinary Shares.